Income Taxes (Details) - Schedule of amounts loss from continuing operations before income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of amounts loss from continuing operations before income taxes [Line Items]
Continuing operations before income taxes	$ (49,719)	$ (228,967)
United States [Member]
Income Taxes (Details) - Schedule of amounts loss from continuing operations before income taxes [Line Items]
Continuing operations before income taxes	(52,224)	(234,613)
Foreign [Meber]
Income Taxes (Details) - Schedule of amounts loss from continuing operations before income taxes [Line Items]
Continuing operations before income taxes	$ 2,505	$ 5,646